Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Net income attributable to owners of Embraer	$ 246.8	$ 166.1	$ 69.2
Net income attributable to owners of Embraer	$ 246.8	$ 166.1	$ 69.2
Weighted average number of shares (in thousands)	734,264	735,571	730,205
Basic earnings per share-U.S. dollars	$ 0.3361	$ 0.2258	$ 0.0947
Net income attributable to owners of Embraer	$ 246.8	$ 166.1	$ 69.2
Net income attributable to owners of Embraer	$ 246.8	$ 166.1	$ 69.2
Weighted average number of shares (in thousands)	734,264	735,571	730,205
Dilution for the issuance of stock options (in thousands)	545	1,690	3,364
Weighted average number of shares (in thousands)-diluted	734,809	737,261	733,569
Diluted earnings per share-U.S. dollars	$ 0.3359	$ 0.2253	$ 0.0943